Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Parentheticals) (Details)	3 Months Ended
Jan. 31, 2025
Foreign Exchange Rate Risk [Member]
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%